Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total recognized in other comprehensive income, pre-tax	$ (382)	$ 106	$ 394
Pension Plans, Defined Benefit
Current year actuarial gain	473
Amortization of actuarial loss	(39)
Amortization of prior service credit	105
Defined Benefit Plan, Curtailments	(96)	0
Total recognized in other comprehensive income, pre-tax	443
Total recognized in net periodic benefit cost and other comprehensive income, pre-tax	380
Other Postretirement Benefit Plans, Defined Benefit
Current year actuarial gain	(16)
Amortization of actuarial loss	(1)
Amortization of prior service credit	0
Defined Benefit Plan, Curtailments	0	0
Total recognized in other comprehensive income, pre-tax	(17)
Total recognized in net periodic benefit cost and other comprehensive income, pre-tax	$ (14)